Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Condensed consolidating statements of operations
Interest and dividend income	SFr 4,602	SFr 4,042	SFr 4,757	SFr 8,644	SFr 9,342
Interest expense	(2,865)	(2,409)	(2,758)	(5,274)	(5,332)
Net interest income	1,737	1,633	1,999	3,370	4,010
Commissions and fees	2,905	3,046	2,796	5,951	5,471
Trading revenues	237	574	94	811	(177)
Other revenues	326	281	219	607	442
Net revenues	5,205	5,534	5,108	10,739	9,746
Provision for credit losses	82	53	(28)	135	122
Compensation and benefits	2,542	2,658	2,734	5,200	5,216
General and administrative expenses	1,580	1,648	1,760	3,228	3,608
Commission expenses	350	368	352	718	739
Restructuring expenses	69	137	91	206	346
Total other operating expenses	1,999	2,153	2,203	4,152	4,693
Total operating expenses	4,541	4,811	4,937	9,352	9,909
Income/(loss) before taxes	582	670	199	1,252	(285)
Income tax expense/(benefit)	276	78	21	354	(158)
Net income/(loss)	306	592	178	898	(127)
Net income/(loss) attributable to noncontrolling interests	3	(4)	8	(1)	5
Net income/(loss) attributable to shareholders	303	SFr 596	170	899	(132)
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(138)		(69)	(266)	(141)
Interest expense	143		74	222	152
Net interest income	5		5	(44)	11
Commissions and fees	29		31	63	66
Trading revenues	(11)		(15)	41	63
Other revenues	(350)		(188)	(962)	139
Net revenues	(327)		(167)	(902)	279
Provision for credit losses	0		0	0	0
Compensation and benefits	(54)		(60)	(123)	(121)
General and administrative expenses	(27)		(12)	(30)	(37)
Commission expenses	0		(1)	0	(1)
Restructuring expenses	8		5	51	27
Total other operating expenses	(19)		(8)	21	(11)
Total operating expenses	(73)		(68)	(102)	(132)
Income/(loss) before taxes	(254)		(99)	(800)	411
Income tax expense/(benefit)	(17)		2	(33)	112
Net income/(loss)	(237)		(101)	(767)	299
Net income/(loss) attributable to noncontrolling interests	3		(1)	1	3
Net income/(loss) attributable to shareholders	(240)		(100)	(768)	296
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	138		69	265	140
Interest expense	(151)		(82)	(291)	(167)
Net interest income	(13)		(13)	(26)	(27)
Commissions and fees	7		7	14	13
Trading revenues	(1)		13	(4)	72
Other revenues	321		158	917	(208)
Net revenues	314		165	901	(150)
Provision for credit losses	0		0	0	0
Compensation and benefits	19		13	35	18
General and administrative expenses	(12)		(19)	(34)	(38)
Commission expenses	0		1	0	1
Restructuring expenses	0		0	0	0
Total other operating expenses	(12)		(18)	(34)	(37)
Total operating expenses	7		(5)	1	(19)
Income/(loss) before taxes	307		170	900	(131)
Income tax expense/(benefit)	4		0	1	1
Net income/(loss)	303		170	899	(132)
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income/(loss) attributable to shareholders	303		170	899	(132)
Bank
Condensed consolidating statements of operations
Interest and dividend income	4,602		4,757	8,645	9,343
Interest expense	(2,857)		(2,750)	(5,205)	(5,317)
Net interest income	1,745		2,007	3,440	4,026
Commissions and fees	2,869		2,758	5,874	5,392
Trading revenues	249		96	774	(312)
Other revenues	355		249	652	511
Net revenues	5,218		5,110	10,740	9,617
Provision for credit losses	82		(28)	135	122
Compensation and benefits	2,577		2,781	5,288	5,319
General and administrative expenses	1,619		1,791	3,292	3,683
Commission expenses	350		352	718	739
Restructuring expenses	61		86	155	319
Total other operating expenses	2,030		2,229	4,165	4,741
Total operating expenses	4,607		5,010	9,453	10,060
Income/(loss) before taxes	529		128	1,152	(565)
Income tax expense/(benefit)	289		19	386	(271)
Net income/(loss)	240		109	766	(294)
Net income/(loss) attributable to noncontrolling interests	0		9	(2)	2
Net income/(loss) attributable to shareholders	240		100	768	(296)
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	1,350		1,421	2,611	3,096
Interest expense	(1,095)		(961)	(2,072)	(2,010)
Net interest income	255		460	539	1,086
Commissions and fees	862		909	1,901	1,675
Trading revenues	21		(167)	102	(933)
Other revenues	226		198	443	427
Net revenues	1,364		1,400	2,985	2,255
Provision for credit losses	2		(8)	4	(7)
Compensation and benefits	762		790	1,587	1,594
General and administrative expenses	421		464	894	948
Commission expenses	60		60	129	121
Restructuring expenses	37		22	66	142
Total other operating expenses	518		546	1,089	1,211
Total operating expenses	1,280		1,336	2,676	2,805
Income/(loss) before taxes	82		72	305	(543)
Income tax expense/(benefit)	126		7	109	(246)
Net income/(loss)	(44)		65	196	(297)
Net income/(loss) attributable to noncontrolling interests	33		50	(9)	72
Net income/(loss) attributable to shareholders	(77)		15	205	(369)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	3,252		3,336	6,034	6,247
Interest expense	(1,762)		(1,789)	(3,133)	(3,307)
Net interest income	1,490		1,547	2,901	2,940
Commissions and fees	2,007		1,849	3,973	3,717
Trading revenues	228		263	672	621
Other revenues	129		51	209	84
Net revenues	3,854		3,710	7,755	7,362
Provision for credit losses	80		(20)	131	129
Compensation and benefits	1,815		1,991	3,701	3,725
General and administrative expenses	1,198		1,327	2,398	2,735
Commission expenses	290		292	589	618
Restructuring expenses	24		64	89	177
Total other operating expenses	1,512		1,683	3,076	3,530
Total operating expenses	3,327		3,674	6,777	7,255
Income/(loss) before taxes	447		56	847	(22)
Income tax expense/(benefit)	163		12	277	(25)
Net income/(loss)	284		44	570	3
Net income/(loss) attributable to noncontrolling interests	(33)		(41)	7	(70)
Net income/(loss) attributable to shareholders	SFr 317		SFr 85	SFr 563	SFr 73